Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2020
Loans
Loans
end of	2Q20	1Q20	4Q19
Loans (CHF million)
Mortgages [1]	110,022	109,566	109,671
Loans collateralized by securities [1]	48,984	50,877	56,425
Consumer finance	4,977	5,286	4,401
Consumer	163,983	165,729	170,497
Real estate	29,095	29,706	29,220
Commercial and industrial loans [1]	79,341	84,035	73,495
Financial institutions	20,046	20,948	20,367
Governments and public institutions	3,628	3,799	4,262
Corporate & institutional	132,110	138,488	127,344
Gross loans	296,093	304,217	297,841
of which held at amortized cost	282,862	289,944	285,179
of which held at fair value	13,231	14,273	12,662
Net (unearned income)/deferred expenses	(112)	(112)	(116)
Allowance for credit losses	(1,669)	(1,431)	(946)
Net loans	294,312	302,674	296,779
Gross loans by location (CHF million)
Switzerland	166,707	165,944	163,133
Foreign	129,386	138,273	134,708
Gross loans	296,093	304,217	297,841
Impaired loan portfolio (CHF million)
Non-performing loans	1,994	1,555	1,250
Non-interest-earning loans	280	248	260
Non-accrual loans	2,274	1,803	1,510
Restructured loans	226	196	350
Potential problem loans	791	519	266
Other impaired loans	1,017	715	616
Gross impaired loans [2]	3,291	2,518	2,126
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

2
As of the end of 2Q20, 1Q20 and 4Q19, CHF 213 million, CHF 209 million and CHF 208 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Bank
Loans
Loans
end of	6M20	2019
Loans (CHF million)
Mortgages [1]	110,022	109,671
Loans collateralized by securities [1]	48,984	56,425
Consumer finance	4,977	4,401
Consumer	163,983	170,497
Real estate	29,095	29,220
Commercial and industrial loans [1]	79,834	74,094
Financial institutions	27,167	27,013
Governments and public institutions	3,628	4,262
Corporate & institutional	139,724	134,589
Gross loans	303,707	305,086
of which held at amortized cost	290,476	292,425
of which held at fair value	13,231	12,661
Net (unearned income)/deferred expenses	(112)	(116)
Allowance for credit losses	(1,668)	(945)
Net loans	301,927	304,025
Gross loans by location
Switzerland	173,727	169,671
Foreign	129,980	135,415
Gross loans	303,707	305,086
Impaired loans
Non-performing loans	1,994	1,250
Non-interest-earning loans	268	248
Non-accrual loans	2,262	1,498
Restructured loans	226	350
Potential problem loans	791	266
Other impaired loans	1,017	616
Gross impaired loans [2]	3,279	2,114
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

2
As of the end of 6M20 and 2019, CHF  213 million and CHF  208 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.